Equity Based Compensation - Profits Interests (Details) - Profits interests - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Profits interests outstanding (in shares)	9,300,000	9,300,000
Profits interest expense remained to be recognized	$ 0.6
Executive Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Profits interests issued (in shares)	0
Period expense remaining to be recognized	2 years 1 month 6 days